Summary of Significant Accounting Policies - Schedule of Depreciation Expense (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Depreciation Expense [Abstract]
Cost of revenue	¥ 333
General and administrative expenses	332
Research and development expenses	3
Depreciation expense	¥ 668